INSURANCE LIABILITIES - Assumed Variable Annuity Contracts with GMDB and GMIB Features (Detail) - USD ($) $ in Millions			9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Dec. 31, 2017
Net Amount at Risk by Product and Guarantee [Line Items]
Policyholder age			70 years	70 years
GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates	3.50%	3.60%
GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates	16.80%	11.80%
Deferred Variable Annuity | GMDB
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	$ 9,459		$ 8,912	$ 9,459
Net amount at risk assumed	637		$ 562	$ 637
Average attained age of policyholders			72 years 2 months 12 days	72 years 1 month 6 days
Percentage of policyholders over age 70			62.40%	61.60%
Deferred Variable Annuity | GMDB | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			3.00%	3.00%
Deferred Variable Annuity | GMDB | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			10.00%	10.00%
Deferred Variable Annuity | GMDB | Return of Premium
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	1,071		$ 1,008	$ 1,071
Net amount at risk assumed	7		$ 6	$ 7
Average attained age of policyholders			67 years	66 years 9 months 18 days
Percentage of policyholders over age 70			42.00%	40.40%
Deferred Variable Annuity | GMDB | Ratchet
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	6,102		$ 5,763	$ 6,102
Net amount at risk assumed	291		$ 270	$ 291
Average attained age of policyholders			71 years 10 months 25 days	71 years 9 months 18 days
Percentage of policyholders over age 70			61.30%	60.70%
Deferred Variable Annuity | GMDB | Roll-Up
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	318		$ 294	$ 318
Net amount at risk assumed	24		$ 21	$ 24
Average attained age of policyholders			76 years 9 months 18 days	76 years 9 months 18 days
Percentage of policyholders over age 70			77.50%	76.40%
Deferred Variable Annuity | GMDB | Roll-Up | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			3.00%	3.00%
Deferred Variable Annuity | GMDB | Roll-Up | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			10.00%	10.00%
Deferred Variable Annuity | GMDB | Combo
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	1,968		$ 1,847	$ 1,968
Net amount at risk assumed	315		$ 265	$ 315
Average attained age of policyholders			75 years 1 month 6 days	75 years
Percentage of policyholders over age 70			74.60%	73.70%
Deferred Variable Annuity | GMDB | Combo | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			5.00%	5.00%
Deferred Variable Annuity | GMDB | Combo | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			10.00%	10.00%
Deferred Variable Annuity | GMIB
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	2,756		$ 2,597	$ 2,756
Net amount at risk assumed	$ 281		$ 217	$ 281
Average attained age of policyholders			70 years	69 years 8 months 12 days
Percentage of policyholders over age 70			55.00%	54.00%
Highest contractual interest rate	10.00%			10.00%
Period after issue rate applied				10 years
Highest contractual interest rate			10.00%
Period after issue rate applied			10 years
Deferred Variable Annuity | GMIB | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			3.30%	3.30%
Deferred Variable Annuity | GMIB | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			6.50%	6.50%
Deferred Variable Annuity | GMIB | Return of Premium
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	$ 1,022		$ 967	$ 1,022
Net amount at risk assumed	2		$ 1	$ 2
Average attained age of policyholders			71 years 3 months 19 days	71 years 2 months 12 days
Percentage of policyholders over age 70			62.20%	61.60%
Deferred Variable Annuity | GMIB | Ratchet
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	55		$ 50	$ 55
Net amount at risk assumed			$ 0
Average attained age of policyholders			73 years 9 months 18 days	73 years 4 months 24 days
Percentage of policyholders over age 70			64.30%	61.90%
Deferred Variable Annuity | GMIB | Roll-Up
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	289		$ 266	$ 289
Net amount at risk assumed	38		$ 33	$ 38
Average attained age of policyholders			71 years 4 months 24 days	71 years
Percentage of policyholders over age 70			57.40%	55.50%
Deferred Variable Annuity | GMIB | Roll-Up | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			3.30%	3.30%
Deferred Variable Annuity | GMIB | Roll-Up | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			6.50%	6.50%
Deferred Variable Annuity | GMIB | Combo
Net Amount at Risk by Product and Guarantee [Line Items]
Reinsured account values	1,390		$ 1,314	$ 1,390
Net amount at risk assumed	$ 241		$ 183	$ 241
Average attained age of policyholders			68 years 6 months	68 years 2 months 12 days
Percentage of policyholders over age 70			48.80%	47.70%
Deferred Variable Annuity | GMIB | Combo | Minimum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			6.00%	6.00%
Deferred Variable Annuity | GMIB | Combo | Maximum
Net Amount at Risk by Product and Guarantee [Line Items]
Range of contractually specified interest rates			6.00%	6.00%